Land use rights, net	12 Months Ended
Dec. 31, 2025
Land use rights, net
Land use rights, net
7.	Land use rights, net

	As of December 31,
	2024	2025
	RMB	RMB
Land use rights	11,907,443	11,926,369
Less: accumulated amortization	(1,166,035)	(1,444,679)
Less: accumulated impairment	(55,008)	(55,008)
Land use rights, net	10,686,400	10,426,682

The expiry dates of the land use rights range from the years 2049 to 2073.

Amortization expenses charged were RMB217.3 million, RMB270.1 million and RMB278.6 million for the years ended December 31, 2023, 2024 and 2025, respectively.

Amortization expenses are expected to be at RMB279.1 million for each of the years ending December 31, 2026, 2027, 2028, 2029 and 2030, respectively.

There is no impairment on land use rights recognized for the years ended December 31, 2023, 2024 and 2025, respectively.